Information on geographical areas - Summary of additional information by country (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) eMPLOYEE	Dec. 31, 2024 EUR (€) eMPLOYEE	Dec. 31, 2023 EUR (€) eMPLOYEE
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	62,770	61,121	59,434
Total income	€ 25,678.0	€ 21,087.0	€ 18,121.0
Total assets	1,060,329.0	1,023,856.0	980,299.0
Result before taxation	11,791.0	7,772.0	6,037.0
Taxation	3,192.0	2,181.0	1,662.0
Tax paid	€ 2,366.0	€ 2,754.0	€ 2,700.0
Netherlands
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	15,280	14,821	14,449
Total income	€ 6,832.0	€ 5,201.0	€ 5,171.0
Total assets	305,860.0	301,955.0	294,485.0
Result before taxation	2,833.0	1,408.0	1,445.0
Taxation	833.0	519.0	461.0
Tax paid	€ 413.0	€ 589.0	€ 601.0
Belgium
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	5,828	5,994	6,392
Total income	€ 3,890.0	€ 2,767.0	€ 1,917.0
Total assets	137,372.0	136,765.0	128,391.0
Result before taxation	1,666.0	759.0	(119.0)
Taxation	440.0	198.0	7.0
Tax paid	€ 245.0	€ 272.0	€ 169.0
Luxembourg
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	865	887	939
Total income	€ 432.0	€ 469.0	€ 587.0
Total assets	14,150.0	13,961.0	14,435.0
Result before taxation	141.0	192.0	328.0
Taxation	34.0	48.0	84.0
Tax paid	€ 113.0	€ 116.0	€ 40.0
Germany
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	5,673	5,460	5,499
Total income	€ 4,320.0	€ 2,582.0	€ 1,244.0
Total assets	185,220.0	174,500.0	171,899.0
Result before taxation	2,474.0	853.0	(221.0)
Taxation	710.0	280.0	(55.0)
Tax paid	€ 549.0	€ 663.0	€ 904.0
Poland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	11,130	11,575	11,677
Total income	€ 2,798.0	€ 2,620.0	€ 2,350.0
Total assets	61,344.0	56,090.0	52,134.0
Result before taxation	1,411.0	1,313.0	1,236.0
Taxation	310.0	280.0	286.0
Tax paid	€ 241.0	€ 231.0	€ 136.0
Spain
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,748	1,692	1,576
Total income	€ 1,230.0	€ 1,224.0	€ 1,156.0
Total assets	38,580.0	35,917.0	33,092.0
Result before taxation	575.0	549.0	533.0
Taxation	189.0	174.0	125.0
Tax paid	€ 170.0	€ 185.0	€ 114.0
Italy
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,335	1,235	1,190
Total income	€ 522.0	€ 513.0	€ 433.0
Total assets	20,309.0	16,444.0	14,832.0
Result before taxation	116.0	119.0	128.0
Taxation	41.0	38.0	54.0
Tax paid	€ 13.0	€ 16.0	€ 19.0
Romania
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	4,514	4,282	3,971
Total income	€ 779.0	€ 749.0	€ 690.0
Total assets	14,151.0	12,937.0	11,496.0
Result before taxation	365.0	401.0	396.0
Taxation	63.0	67.0	61.0
Tax paid	€ 69.0	€ 76.0	€ 55.0
Türkiye
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	2,574	2,795	2,973
Total income	€ 208.0	€ 142.0	€ 14.0
Total assets	4,958.0	4,897.0	4,770.0
Result before taxation	(73.0)	(110.0)	(232.0)
Taxation	3.0	18.0	(20.0)
Tax paid	€ 11.0	€ 5.0	€ 29.0
United Kingdom
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	762	741	722
Total income	€ 782.0	€ 811.0	€ 758.0
Total assets	63,746.0	59,615.0	50,572.0
Result before taxation	385.0	249.0	510.0
Taxation	88.0	52.0	131.0
Tax paid	€ 55.0	€ 70.0	€ 101.0
Switzerland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	305	300	292
Total income	€ 214.0	€ 228.0	€ 248.0
Total assets	9,641.0	9,086.0	8,501.0
Result before taxation	90.0	104.0	137.0
Taxation	14.0	16.0	19.0
Tax paid	€ 14.0	€ 29.0	€ 52.0
France
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	209	194	194
Total income	€ 220.0	€ 214.0	€ 221.0
Total assets	7,876.0	7,928.0	8,458.0
Result before taxation	90.0	(23.0)	91.0
Taxation	30.0	(3.0)	25.0
Tax paid	7.0	9.0	7.0
Public subsidies amount received	€ 0.0	€ 0.1	€ 0.2
Ireland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	147	119	82
Total income	€ 107.0	€ 135.0	€ 83.0
Total assets	4,048.0	3,593.0	3,907.0
Result before taxation	100.0	102.0	71.0
Taxation	15.0	15.0	9.0
Tax paid	€ 12.0	€ 12.0	€ 8.0
Czech Republic
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	124	122	134
Total income	€ 75.0	€ 77.0	€ 76.0
Total assets	3,561.0	3,382.0	3,191.0
Result before taxation	27.0	37.0	33.0
Taxation	6.0	8.0	6.0
Tax paid	€ 8.0	€ 4.0	€ 10.0
Hungary
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	131	128	127
Total income	€ 54.0	€ 63.0	€ 85.0
Total assets	2,183.0	2,179.0	1,893.0
Result before taxation	(2.0)	6.0	35.0
Taxation	3.0	3.0	7.0
Tax paid	€ 2.0	€ 9.0	€ 9.0
Russia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	239	236	259
Total income	€ 186.0	€ 139.0	€ 136.0
Total assets	1,086.0	764.0	925.0
Result before taxation	157.0	99.0	151.0
Taxation	38.0	19.0	31.0
Tax paid	€ 35.0	€ 21.0	€ 20.0
Slovakia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,605	1,489	1,347
Total income	€ 19.0	€ 22.0	€ 20.0
Total assets	686.0	612.0	618.0
Result before taxation	3.0	8.0	11.0
Taxation	1.0	3.0	2.0
Tax paid	€ 2.0	€ 4.0	€ 2.0
Portugal
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	12	11	10
Total income	€ 23.0	€ 23.0	€ 17.0
Total assets	714.0	815.0	620.0
Result before taxation	16.0	18.0	12.0
Taxation	4.0	4.0	3.0
Tax paid	€ 6.0	€ 4.0	€ 2.0
Ukraine
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	94	92	91
Total income	€ 38.0	€ 45.0	€ 53.0
Total assets	567.0	651.0	590.0
Result before taxation	24.0	29.0	44.0
Taxation	6.0	14.0	22.0
Tax paid	€ 10.0	€ 25.0	€ 7.0
Bulgaria
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	64	64	61
Total income	€ 25.0	€ 27.0	€ 23.0
Total assets	611.0	570.0	530.0
Result before taxation	6.0	13.0	11.0
Taxation	1.0	2.0	1.0
Tax paid	€ 3.0	€ 2.0	€ 1.0
Austria
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	23	20	17
Total income	€ 12.0	€ 10.0	€ 9.0
Total assets	845.0	394.0	383.0
Result before taxation	(1.0)	(2.0)	(4.0)
Taxation	0.0	0.0	(1.0)
Tax paid	€ 0.0	€ 0.0	€ 1.0
Australia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	2,050	1,994	1,820
Total income	€ 971.0	€ 994.0	€ 1,033.0
Total assets	55,976.0	53,895.0	52,734.0
Result before taxation	485.0	460.0	572.0
Taxation	150.0	142.0	174.0
Tax paid	€ 174.0	€ 195.0	€ 185.0
USA
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	714	659	603
Total income	€ 1,262.0	€ 1,277.0	€ 1,124.0
Total assets	61,483.0	65,197.0	66,143.0
Result before taxation	598.0	759.0	654.0
Taxation	160.0	195.0	185.0
Tax paid	€ 161.0	€ 175.0	€ 183.0
Singapore
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	590	572	576
Total income	€ 403.0	€ 474.0	€ 354.0
Total assets	38,414.0	34,593.0	26,816.0
Result before taxation	206.0	333.0	172.0
Taxation	30.0	44.0	24.0
Tax paid	€ 44.0	€ 24.0	€ 13.0
JAPAN
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	40	32	32
Total income	€ 43.0	€ 42.0	€ 40.0
Total assets	7,401.0	9,570.0	14,267.0
Result before taxation	16.0	25.0	17.0
Taxation	8.0	5.0	7.0
Tax paid	€ 5.0	€ 4.0	€ 10.0
South Korea
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	89	86	86
Total income	€ 84.0	€ 86.0	€ 92.0
Total assets	8,343.0	8,050.0	6,167.0
Result before taxation	34.0	32.0	39.0
Taxation	8.0	7.0	9.0
Tax paid	€ (6.0)	€ 7.0	€ 24.0
Hong Kong
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	100	100	104
Total income	€ 70.0	€ 76.0	€ 101.0
Total assets	3,469.0	3,512.0	4,378.0
Result before taxation	18.0	24.0	(18.0)
Taxation	3.0	4.0	(2.0)
Tax paid	€ 0.0	€ 0.0	€ 0.0
Taiwan
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	38	37	37
Total income	€ 34.0	€ 27.0	€ 39.0
Total assets	6,054.0	3,507.0	2,597.0
Result before taxation	16.0	4.0	0.0
Taxation	6.0	1.0	1.0
Tax paid	€ 1.0	€ 3.0	€ 0.0
China
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	80	78	78
Total income	€ 25.0	€ 29.0	€ 18.0
Total assets	1,129.0	1,935.0	998.0
Result before taxation	(8.0)	(5.0)	(12.0)
Taxation	(3.0)	(1.0)	2.0
Tax paid	€ 2.0	€ 0.0	€ (9.0)
Philippines
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	6,392	5,290	4,079
Total income	€ 16.0	€ 16.0	€ 10.0
Total assets	496.0	477.0	403.0
Result before taxation	17.0	14.0	1.0
Taxation	2.0	3.0	2.0
Tax paid	€ 3.0	€ 3.0	€ 2.0
United Arab Emirates
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	14	12	11
Total income	€ 0.0	€ 0.0	€ (2.0)
Total assets	1.0	1.0	1.0
Result before taxation	0.0	0.0	(3.0)
Taxation	0.0	0.0	0.0
Tax paid	€ 0.0	€ 0.0	€ 0.0
Sri Lanka
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1	5	4
Total income	€ 0.0	€ 0.0	€ 0.0
Total assets	2.0	0.0	0.0
Result before taxation	0.0	0.0	0.0
Taxation	0.0	0.0	0.0
Tax paid	€ 0.0	€ 0.0	€ 0.0
Brazil
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	0	0	2
Total income	€ 4.0	€ 4.0	€ 18.0
Total assets	55.0	63.0	73.0
Result before taxation	3.0	3.0	17.0
Taxation	1.0	25.0	0.0
Tax paid	€ 1.0	€ 1.0	€ 4.0
Mexico
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	0	0	0
Total income	€ 0.0	€ 0.0	€ 0.0
Total assets	0.0	0.0	0.0
Result before taxation	0.0	0.0	0.0
Taxation	0.0	0.0	0.0
Tax paid		€ 0.0	€ 0.0
Canada
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE		0	0
Total income		€ 0.0	€ 0.0
Total assets		0.0	0.0
Result before taxation		0.0	0.0
Taxation		0.0	0.0
Tax paid		€ 0.0	€ 0.0